SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales		$ 17	$ 66	$ 61	$ 210	$ 263
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales					171	142
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales						110
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales					31	10
PERU
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales					8
T?RKIYE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales						$ 1